STOCKHOLDERS EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders Equity
STOCKHOLDERS EQUITY

Securities

Common Stock. The holders of Common Stock are entitled to receive, when and as declared by the Board of Directors, dividends payable either in cash, in property or in shares of Common Stock of the Company. Dividends have no cumulative rights and dividends will not accumulate if the Board of Directors does not declare such dividends.

Series A Preferred. On January 18, 2013, upon the filing of the Amendment to the Articles of Incorporation, the Company converted 1,544,565 shares of Series A Preferred issued to former True Drinks shareholders into 25,304,017 shares of the Company’s Common Stock. In February 2015, the Company filed a Certificate of Elimination with the State of Nevada to eliminate the Series A Preferred Stock.

Series B Preferred. Each share of the Company’s Series B Preferred Convertible Stock (“Series B Preferred”) has a stated value of $4.00 per share (“Stated Value”) and accrued annual dividends equal to 5% of the Stated Value, payable by the Company in quarterly installments, in either cash or shares of Common Stock. Each share of Series B Preferred was convertible, at the option of the holder, into that number of shares of Common Stock equal to the Stated Value, divided by $0.25 per share (the “Series B Conversion Shares”). The Company also has the option to require the conversion of the Series B Preferred into Series B Conversion Shares in the event: (i) there were sufficient authorized shares of Common Stock reserved as Series B Conversion Shares; (ii) the Series B Conversion Shares were registered under the Securities Act, or the Series B Conversion Shares were freely tradable, without restriction, under Rule 144 of the Securities Act; (iii) the daily trading volume of the Company's Common Stock, multiplied with the closing price, equaled at least $250,000 for 20 consecutive trading days; and (iv) the average closing price of the Company's Common Stock was at least $0.62 per share for 10 consecutive trading days.

During the year ended December 31, 2015, the Company declared $271,838 in dividends on outstanding shares of its Series B Preferred. The Company issued a total of 1,512,645 shares of Common Stock to pay $288,971 of cumulative unpaid dividends. As of December 31, 2015, there remained $271,838 in cumulative unpaid dividends on the Series B Preferred.

Series C Preferred. Each share of Series C Preferred has a stated value of $100 per share, and is convertible, at the option of each respective holder, into that number of shares of Common Stock equal to $100, divided by $0.15 per share (the “Series C Conversion Shares”). The Company also has the option to require conversion of the Series C Preferred into Series C Conversion Shares in the event: (i) there are sufficient authorized shares of Common Stock reserved as Series C Conversion Shares; (ii) the Series C Conversion Shares are registered under the Securities Act of 1933, or the Series C Conversion Shares are freely tradable, without restriction, under Rule 144 of the Securities Act; and (iii) the average closing price of the Company's Common Stock is at least $0.62 per share for 10 consecutive trading days.

Issuances

Between January and February 2014, the Company issued 505,000 shares of its Series B Preferred to certain accredited investors pursuant to subscription agreements in exchange for total net proceeds of $1,857,413. The investors also received five-year warrants to purchase 2,356,667 shares of the Company’s Common Stock for $0.30 per share. The Company also issued 667,467 warrants to its capital advisors in connection with the investment. Each warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all warrants issued totaling $416,844, was recorded to derivative liabilities during the year ended December 31, 2014.

During 2014, holders of 1,001,352 shares of the Series B Preferred Stock converted those shares into 16,021,632 shares of Common Stock.

In May and July 2014, the Company issued 69,138 and 9,289 shares of Common Stock, respectively, pursuant to a cashless exercise of a total of 179,633 outstanding warrants.

During 2014, holders of $818,926 in outstanding principal, lender’s fees and interest on certain convertible notes payable exchanged this total for 204,732 shares of Series B Preferred and warrants to purchase 921,596 shares of Common Stock for $0.30 per share. Each warrant issued contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all warrants issued totaling $199,567, was recorded to derivative liabilities.  The total value of all such warrants, $199,567, was recorded against Additional Paid In Capital.

During 2014, the Company issued 1,751,270 shares of Common Stock and 5,692 shares of Series B Preferred in connection with various consulting agreements. The Company expensed the fair value of the Common Stock issued of $544,531 to consulting expense.

During 2014, the Company issued 2,004,002 shares of Common Stock in consideration for the settlement of lawsuits and related legal payments.

During 2015, the Company and certain accredited investors entered into securities purchase agreements to purchase up to 117,648 shares of Series C Preferred Stock. The Company issued an aggregate total of 116,471 shares of Series C Preferred during 2015 for prices ranging from $100 per share to $113.33 per share for a total gross proceeds of approximately $12 million. As additional consideration for participating in this offering, the purchasers were issued five-year warrants to purchase an aggregate total of 26,449,913 shares of Common Stock, exercisable at $0.15 per share. Each warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of all such warrants issued, totaling $3,249,364, was recorded to derivative liabilities during the year ended December 31, 2015.

On March 27, 2015, holders of outstanding notes totaling $1,147,000 and accrued interest totaling $67,207 agreed to exchange all remaining principal and accrued interest into shares of Series C Preferred on substantially similar terms to those offered in the February 2015 offering of Series C Preferred. As a result of the execution of certain Exchange Agreements and the consummation of March Note Exchange, the Company issued an aggregate total of 12,148 shares of Series C Preferred and five-year warrants to purchase an aggregate total of 2,834,536 shares of Common Stock for $0.15 per share. Each warrant issued in connection with the March Note Exchange contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature results in the warrants being classified as a derivative liability and, as such, the value of all warrants issued in connection with the March Note Exchange, totaling $378,681, was recorded to derivative liabilities during the year ended December 31, 2015.

On October 9, 2015 the Company issued to Vincent C. Smith a five-year warrant to purchase 17,500,000 shares of Common Stock for $0.188 per share as consideration for the execution of a personal guaranty of True Drinks’ obligations under the Niagara Agreement. The warrant contains a price-protection feature that adjusts the exercise price in the event of certain dilutive issuances of securities. Such price-protection feature is determined to be a derivative liability and, as such, the value of the warrant issued totaling $2,263,783, was recorded to derivative liabilities and is included in other expense in the accompanying consolidated statements of operations as of December 31, 2015.

During the year ended December 31, 2015, the Company issued 2,413,811 shares of Common Stock in connection with certain consulting agreements. The Company expensed the fair value of the Common Stock issued of $487,826.

On April 22, 2015, the Company cancelled 2,593,912 options to certain former Directors of the Company. The Company replaced these stock options with 2,594,914 warrants, 1,120,478 of these warrants had an exercise price of $0.25 per share, and 1,474,436 of the warrants had an exercise price of $0.38 per share. The expiration date of 1,120,478 of the warrants is November 12, 2016, and the expiration date on 1,474,436 of the warrants is March 9, 2018.

On October 9, 2015, the Company issued five-year warrants for 884,209 shares at an exercise price of $0.19 per share in exchange for services. The warrants vest over a 12-month period. As of December 31, 2015, 221,053 warrant shares had vested and $19,895 was expensed accordingly.